Long-Term Debt - 71 Million Synnove Loan Facility (Details) - $71 million Synnve Loan Facility	Oct. 20, 2025 USD ($)
Long-Term Debt
Debt instrument face amount	$ 71,100,000
Spread on variable rate	2.01%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Final payment which includes balloon payment and last quarterly installment	$ 48,600,000
Minimum liquidity of Partnership	15,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining	1,500,000
Minimum liquidity requirement	500,000
Incremental minimum liquidity, excess of 8 vessels with less than 12 months employment contract remaining	$ 1,000,000
Minimum book equity ratio (percent)	30.00%
Minimum EBITDA to interest ratio	2.5
Maximum market value of vessels as percentage of outstanding loan (in percent)	110.00%
Knutsen Shuttle Tankers 35 AS
Long-Term Debt
Debt instrument face amount	$ 71,100,000